SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
SEGMENT INFORMATION
SEGMENT INFORMATION

21. SEGMENT INFORMATION

The Company operates in two reportable segments: CSI Solar, focused on solar modules and battery energy storage manufacturing and products, and Recurrent Energy, focused on utility-scale solar power and battery energy storage project development and operation.

The segments are determined in accordance with the management approach under ASC280. The Company’s chief operating decision maker (“CODM”), identified as the Chief Executive Officer, regularly reviews financial performance of CSI Solar and Recurrent Energy primarily through revenues, gross profit, operating expenses, income from operations and interest by segment to assess performance and allocate resources. Intersegment transactions, such as the sale of solar modules, EPC services, and battery storage systems from CSI Solar to Recurrent Energy, are conducted on terms comparable to those with unaffiliated third parties and are eliminated in consolidation. The Company does not review balance sheet information by segment and therefore does not present segment assets and liabilities. The segment structure is evaluated regularly to ensure consistency with internal management reporting and to reflect any organizational changes or changes in how the CODM allocates resources and evaluates performance.

21. SEGMENT INFORMATION (Continued)

The following table summarizes the segment financial results for CSI Solar and Recurrent Energy, including revenues, gross profit, operating expenses, income (loss) from operations and interest by segment. Intersegment eliminations reflect transactions between the two segments, including sales of modules, battery energy storage products and EPC, which are eliminated in consolidation. Unallocated items represent corporate-level income and expenses not directly attributable to either segment and include corporate overhead, professional service fees, and other centralized functions.

	Years Ended December 31, 2024
			Elimination
			and
		Recurrent	Unallocated
	CSI Solar	Energy	Items	Total
Net revenues	$6,460,003	$323,469	$(790,063)	$5,993,409
Cost of revenues	5,272,722	257,976	(536,608)	4,994,090
Gross profit	1,187,281	65,493	(253,455)	999,319
Operating expenses	850,499	155,573	23,328	1,029,400
Income (loss) from operations	$336,782	$(90,080)	$(276,783)	$(30,081)
Other segment items (1)				(52,221)
Loss before income taxes and equity in losses of affiliates				$(82,302)
Supplementary information:
Interest expense	$(63,698)	$(63,465)	$(10,305)	$(137,468)
Interest income	63,107	25,281	82	88,470
Depreciation and amortization, included in cost of revenues and operating expenses	463,893	37,550	—	501,443

	Years Ended December 31, 2023
			Elimination
			and
		Recurrent	Unallocated
	CSI Solar	Energy	Items	Total
Net revenues	$7,230,550	$497,653	$(114,577)	$7,613,626
Cost of revenues	6,121,332	292,926	(80,615)	6,333,643
Gross profit	1,109,218	204,727	(33,962)	1,279,983
Operating expenses	653,135	108,106	65,422	826,663
Income from operations	$456,083	$96,621	$(99,384)	$453,320
Other segment items (1)				(44,795)
Income before income taxes and equity in earnings of affiliates				$408,525
Supplementary information:
Interest expense	$(60,413)	$(46,489)	$(7,197)	$(114,099)
Interest income	43,788	7,797	36	51,621
Depreciation and amortization, included in cost of revenues and operating expenses	290,346	16,694	—	307,040

21. SEGMENT INFORMATION (Continued)

	Years Ended December 31, 2022
			Elimination
			and
		Recurrent	Unallocated
	CSI Solar	Energy	Items	Total
Net revenues	$6,975,612	$821,525	$(328,527)	$7,468,610
Cost of revenues	5,824,855	660,161	(279,542)	6,205,474
Gross profit	1,150,757	161,364	(48,985)	1,263,136
Operating expenses	806,959	81,000	19,116	907,075
Income from operations	$343,798	$80,364	$(68,101)	$356,061
Other segment items (1)				407
Income before income taxes and equity in earnings of affiliates				$356,468
Supplementary information:
Interest expense	$(50,756)	$(16,358)	$(7,152)	$(74,266)
Interest income	36,085	4,382	148	40,615
Depreciation and amortization, included in cost of revenues and operating expenses	227,839	6,720	—	234,559
(1)	Includes interest expense, net, loss on change in fair value of derivatives, net, foreign exchange gain, net and investment income, net.

21. SEGMENT INFORMATION (Continued)

The following table summarizes the Company’s net revenues generated from different geographic locations. The information presented below is based on the location of the customers’ global or regional headquarters, as appropriate:

	Years Ended December 31,
	2022	2023	2024
The Americas:
United States	$1,963,956	$1,485,919	$2,776,124
Brazil	623,331	846,387	190,925
Mexico	31,912	50,884	42,431
Others	174,452	232,955	94,295
	2,793,651	2,616,145	3,103,775
Asia:
China	1,904,862	2,151,243	1,220,446
Pakistan	73,531	78,203	266,082
Japan	325,344	597,188	150,727
India	197,772	91,020	50,241
United Arab Emirates	15,974	22,915	23,546
Taiwan	67,411	19,369	21,155
Philippines	26,578	40,612	18,623
Others	128,307	124,946	50,742
	2,739,779	3,125,496	1,801,562
Europe and other regions:
Spain	434,841	445,321	221,788
Germany	322,189	291,385	198,227
United Kingdom	106,662	144,994	185,240
Australia	393,959	128,247	115,118
Italy	14,465	79,041	81,007
South Africa	118,458	218,596	75,467
Poland	26,136	12,667	27,975
Czech	79,414	62,079	23,670
Romania	31,804	24,491	23,540
Netherlands	136,375	81,820	21,607
Others	270,877	383,344	114,433
	1,935,180	1,871,985	1,088,072
Total net revenues	$7,468,610	$7,613,626	$5,993,409

21. SEGMENT INFORMATION (Continued)

The following table summarizes the long-lived assets, including property, plant and equipment, solar power and battery energy storage systems, intangible assets and ROU assets, based on the geographic location of the assets:

	December 31,	December 31,
	2023	2024
China	$2,398,130	$2,515,326
United States	528,538	1,405,757
Thailand	691,467	620,060
Europe	99,738	500,229
Brazil	409,211	374,177
Colombia	61,847	57,822
Argentina	63,526	49,150
Others	44,232	38,635
Total long-lived assets	$4,296,689	$5,561,156

The following table summarizes the revenues generated from each product or service:

	Years Ended December 31,
	2022	2023	2024
	$	$	$
CSI Solar:
Solar modules	$5,534,379	$5,941,345	$4,281,178
Solar system kits	538,157	679,350	398,173
Battery energy storage solutions	440,716	245,173	814,604
EPC and others	133,833	250,105	181,422
Recurrent Energy:
Solar power and battery energy storage asset sales	761,677	399,098	156,686
Power services	27,901	40,636	69,972
Revenue from electricity, battery energy storage operations and others	31,947	57,919	91,374
Total net revenues	$7,468,610	$7,613,626	$5,993,409